GMO Global Equity Allocation Series Fund
GMO Global Equity Allocation Series Fund

As of the Effective Date, the sections appearing on page 19 of the Prospectus captioned “Fees and expenses” and “Example” relating to GMO Global Equity Allocation Series Fund are replaced with the following:

Fees and expenses
The tables below describe the fees and expenses that you may bear for each class of shares if you buy and hold shares of the Fund.
Shareholder fees
Shareholder Fees - GMO Global Equity Allocation Series Fund	Class R4 Fees paid directly from your investment	Class R4 Fees paid by the Fund [1]	Class R5 Fees paid directly from your investment	Class R5 Fees paid by the Fund [1]	Class R6 Fees paid directly from your investment	Class R6 Fees paid by the Fund [1]	Class PS Fees paid directly from your investment	Class PS Fees paid by the Fund [1]
Purchase premium (as a percentage of amount invested)	none	0.18%	none	0.18%	none	0.18%	none	0.18%
Redemption fee (as a percentage of amount redeemed)	none	0.18%	none	0.18%	none	0.18%	none	0.18%
[1]	These amounts are paid to and retained by GMO Global Equity Allocation Fund ("GEAF"), the underlying fund in which the Fund invests, to help offset estimated portfolio transaction and other related costs.

Annual Fund operating expenses (expenses that you bear each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - GMO Global Equity Allocation Series Fund		Class R4	Class R5	Class R6	Class PS
Management fee	[1],[2]	none	none	none	none
Distribution and service (12b-1) fee	[2],[3]	0.25%	0.10%	none	none
Administration fee	[2]	0.05%	0.05%	0.05%	0.20%	[4]
Other expenses	[2]	0.03%	0.03%	0.03%	0.03%
Acquired fund fees and expenses	[2],[5]	0.68%	0.68%	0.68%	0.68%
Total annual fund operating expenses	[2]	1.01%	0.86%	0.76%	0.91%
Expense reimbursement	[2],[6]	(0.03%)	(0.03%)	(0.03%)	(0.13%)
Total annual fund operating expenses after expense reimbursement	[2]	0.98%	0.83%	0.73%	0.78%
[1]	Neither the Fund nor GEAF charges a management fee, but each indirectly bears the management fees of the underlying funds in which GEAF invests.
[2]	The information in this table and in the Example below reflects the expenses of both the Fund and GEAF.
[3]	Distribution and service (12b-1) fees are paid to financial intermediaries for providing sub-transfer agency, recordkeeping, and other administrative services.
[4]	Includes compensation paid to Grantham, Mayo, Van Otterloo & Co. LLC ("GMO") for bearing expenses of sub-transfer agency, recordkeeping and related administrative services. GMO has contractually agreed to reduce the administration fee paid by the Fund in respect of its Class PS shares from the annual rate of 0.20% of the average daily net assets attributable to the Fund's Class PS shares to the annual rate of 0.10% of the average daily net asset value attributable to the Fund's Class PS shares. This arrangement will continue through at least June 30, 2019, and may not be terminated prior to this date without the action or consent of the Trust's Board of Trustees.
[5]	These indirect expenses include, to the extent applicable, purchase premiums and redemption fees ("transaction fees") charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of transaction fees) and indirect transaction fees were approximately 0.58% and 0.10%, respectively.
[6]	GMO has contractually agreed to reimburse the Fund for state registration fees to the extent that they are borne by the Fund. These reimbursements will continue through at least June 30, 2018, and may not be terminated prior to this date without the action or consent of the Trust's Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement noted in the expense table and all amounts shown include the expenses of both GEAF and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you sell your shares
Expense Example - GMO Global Equity Allocation Series Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class R4	136	367	616	1,329
Class R5	121	320	535	1,155
Class R6	111	289	481	1,038
Class PS	116	326	552	1,204

If you do not sell your shares
Expense Example, No Redemption - GMO Global Equity Allocation Series Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class R4	118	347	594	1,303
Class R5	103	300	513	1,128
Class R6	92	268	459	1,010
Class PS	98	305	530	1,178